RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details) - SFL	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 30, 2021 vessel $ / d	Jun. 30, 2020 vessel $ / d	Dec. 31, 2019 vessel	Dec. 31, 2015 USD ($) vessel
Related Party Transaction [Line Items]
Number of vessels sold and leased back		1
Purchase option net of sellers credit | $	$ 112,000,000
Charter term, extension	3 years
Daily charter rate, extension | $	$ 14,900
Commercial management fee revenue for first 4 vessels (in dollars per day) | $ / d		125
Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels managed		8	14
Commercial management fee revenue for first 4 vessels (in dollars per day) | $ / d			125
Number of vessels under $125 management fee		4	7
Commercial management fee revenue for first 3 vessels (in dollars per day) | $ / d		75	75
Commercial management fee revenue for remaining vessels (in dollars per day) | $ / d		37.5
Number of vessels under $75 management fee		3	7
Container Carriers
Related Party Transaction [Line Items]
Number of vessels managed		16	16
Commercial management fee revenue for first 4 vessels (in dollars per day) | $ / d		75	75
Number of vessels under $75 management fee		16	16
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back		8		8	8
Aggregate price sold en-bloc | $					$ 272,000,000
Duration of time charter	10 years
Purchase option net of sellers credit | $	$ 112,000,000
Purchase option timing from lease inception	10 years
Charter term, extension	3 years
Daily charter rate, extension | $	$ 14,900